Share-based Payments - Additional Information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Mar. 31, 2022 shares EXECUTIVEOFFICERS	Mar. 03, 2022 Shares	Jul. 31, 2021 shares	Mar. 31, 2022 Year	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					4 years
Stock option expire, years					10 years
Share based arrangement number of other equity instruments granted | shares					1,183,319
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expire, years					10 years
Expected dividend yield type description					U.S. Treasury zero-coupon yield
Vesting period of warrants					six years
Performance Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description					The performance stock units will vest if Calyxt’s stock remains above three specified price levels for thirty calendar days over the three-year performance period.
Performance Stock Unit [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units forfeited | shares						166,667
Performance Stock Unit [Member] | President and Chief Executive Officer [Member] | Inducement Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares			600,000
Performance Stock Unit [Member] | Employees Including Chief Executive Officer [Member] | Inducement Plan [Member] | 2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares	530,000
Number of executive officers to whom the awards were granted | EXECUTIVEOFFICERS	4
Period over which the price levels must attain the specified thresholds for the units to be vested | Year				3
Performance Stock Unit [Member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares					311,667
Share based payment expense					$ 0.6		$ 0.4
Performance Stock Unit [Member] | Calyxt Inc. [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout					0.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout					120.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Performance Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement service period					3 years
Performance Stock Unit [Member] | Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement service period					2 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 2.6	$ 5.1	8.9
Share Based Arrangement Purchase price of common Stock Expressed as a Percentage of its Fair Value					100.00%
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 2.1	1.7	4.0
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense							0.3
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 3.5	$ 6.4	0.9
Vesting description					The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
S A free shares [member] | 2021 Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		3 years
Share based arrangement number of other equity instruments granted | Shares		274,551
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					1 year
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					2 years
S A free shares [member] | Executive Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years					3 years
S A free shares [member] | Executive Officers [Member] | Granted in Two Thousand And Twenty One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years								2 years
Share Based Arrangement Additional Vesting Period					1 year
Additional holding period								2 years
S A free shares [member] | Foreign Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years								4 years
S A free shares [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
RSU Calyxt 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense					$ 1.4		$ 2.3
Gain on forfeiture of shares						$ 0.1
RSU Calyxt 2017 [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description					Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 0.0	$ 0.0